GOODWILL AND OTHER INTANGIBLE ASSETS - Included in Other Amortizable Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 25, 2021	Dec. 26, 2020
Finite-Lived Intangible Assets
Assets	$ 148,809	$ 99,268
Accumulated Amortization	(39,792)	(27,016)
Net Value	109,017	72,252
Non-compete agreements
Finite-Lived Intangible Assets
Assets	8,490	4,847
Accumulated Amortization	(4,160)	(2,728)
Net Value	4,330	2,119
Customer relationships
Finite-Lived Intangible Assets
Assets	101,158	80,343
Accumulated Amortization	(25,012)	(17,021)
Net Value	76,146	63,322
Licensing agreements
Finite-Lived Intangible Assets
Assets	4,589	4,589
Accumulated Amortization	(4,589)	(4,589)
Patents
Finite-Lived Intangible Assets
Assets	3,221	965
Accumulated Amortization	(1,137)	(509)
Net Value	2,084	456
Tradename
Finite-Lived Intangible Assets
Assets	30,392	8,019
Accumulated Amortization	(4,599)	(2,123)
Net Value	25,793	5,896
Software
Finite-Lived Intangible Assets
Assets	959	505
Accumulated Amortization	(295)	(46)
Net Value	$ 664	$ 459